Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Schedule of sales of goods
	As of December 31, 2020
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete and precast	1,023,907	122,109	35,144	-	-	-	1,181,160
Sale of construction supplies	-	-	-	-	82,218	-	82,218
Sale of quicklime	-	-	-	32,473	-	-	32,473
Sale of other	-	-	-	-	-	483	483

	1,023,907	122,109	35,144	32,473	82,218	483	1,296,334

Moment of the revenue recognition
Goods transferred at a point in time	1,023,907	122,109	35,144	32,473	82,218	483	1,296,334
	As of December 31, 2019
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete and precast	1,065,857	197,268	25,909	-	-	-	1,289,034
Sale of construction supplies	-	-	-	-	67,225	-	67,225
Sale of quicklime	-	-	-	36,109	-	-	36,109
Sale of other	-	-	-	-	-	333	333

	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701

Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701
	As of December 31, 2018
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete and precast	976,195	136,307	22,414	-	-	-	1,134,916
Sale of construction supplies	-	-	-	-	68,762	-	68,762
Sale of quicklime	-	-	-	57,564	-	-	57,564
Sale of other	-	-	-	-	-	1,692	1,692

	976,195	136,307	22,414	57,564	68,762	1,692	1,262,934

Moment of the revenue recognition
Goods transferred at a point in time	976,195	136,307	22,414	57,564	68,762	1,692	1,262,934